Interest and similar income (Tables)	12 Months Ended
Dec. 31, 2019
Interest and similar income (Tables) [Abstract]
Main items of interest and similar charges accrued

The breakdown of the main items of interest and similar charges accrued in 2019, 2018 and 2017 is as follows:

Thousand of reais	2019	2018	2017

Cash and balances with the Brazilian Central Bank	3,827,648	5,095,828	5,953,765
Loans and advances - Credit institutions	3,843,798	2,977,670	5,107,355
Loans and advances - Customers	50,406,078	46,471,507	44,507,217
Debt instruments	13,528,096	13,629,167	13,456,802
Pension Plans (Note 22.b)	27,353	-	-
Other interest	1,208,087	2,304,221	2,393,210
Total	72,841,060	70,478,393	71,418,349